Fair Value Measurements (Summary of Assets and Liabilities at Fair Value) (Schedule) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	$ 1,761.4	$ 1,204.2
Investments	1,662.7	3,481.8
Total assets	3,424.1	4,686.0
Liabilities - derivative instruments:	2,560.8	3,056.5
Total liabilities	2,560.8	3,056.5
Quoted prices in active markets for identical assets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	0.0	0.0
Investments	1,344.3	3,182.4
Total assets	1,344.3	3,182.4
Total liabilities	0.0	0.0
Significant other observable inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	1,361.2	773.8
Investments	0.0	0.0
Total assets	1,361.2	773.8
Total liabilities	2,472.4	2,939.6
Significant unobservable inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	400.2	430.4
Investments	318.4	299.4
Total assets	718.6	729.8
Total liabilities	88.4	116.9
Cross Currency Interest Rate Contract [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	1,357.3	769.2
Liabilities - derivative instruments:	2,471.3	2,918.6
Cross Currency Interest Rate Contract [Member] | Quoted prices in active markets for identical assets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	0.0	0.0
Liabilities - derivative instruments:	0.0	0.0
Cross Currency Interest Rate Contract [Member] | Significant other observable inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	1,357.3	769.2
Liabilities - derivative instruments:	2,471.3	2,918.6
Cross Currency Interest Rate Contract [Member] | Significant unobservable inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	0.0	0.0
Liabilities - derivative instruments:	0.0	0.0
Equity-related derivative instruments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	400.2	430.4
Liabilities - derivative instruments:	88.4	116.9
Equity-related derivative instruments [Member] | Quoted prices in active markets for identical assets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	0.0	0.0
Liabilities - derivative instruments:	0.0	0.0
Equity-related derivative instruments [Member] | Significant other observable inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	0.0	0.0
Liabilities - derivative instruments:	0.0	0.0
Equity-related derivative instruments [Member] | Significant unobservable inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	400.2	430.4
Liabilities - derivative instruments:	88.4	116.9
Foreign Exchange Contract [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	2.5	2.6
Liabilities - derivative instruments:	0.8	20.2
Foreign Exchange Contract [Member] | Quoted prices in active markets for identical assets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	0.0	0.0
Liabilities - derivative instruments:	0.0	0.0
Foreign Exchange Contract [Member] | Significant other observable inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	2.5	2.6
Liabilities - derivative instruments:	0.8	20.2
Foreign Exchange Contract [Member] | Significant unobservable inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	0.0	0.0
Liabilities - derivative instruments:	0.0	0.0
Other Contract [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	1.4	2.0
Liabilities - derivative instruments:	0.3	0.8
Other Contract [Member] | Quoted prices in active markets for identical assets (Level 1)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	0.0	0.0
Liabilities - derivative instruments:	0.0	0.0
Other Contract [Member] | Significant other observable inputs (Level 2)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	1.4	2.0
Liabilities - derivative instruments:	0.3	0.8
Other Contract [Member] | Significant unobservable inputs (Level 3)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets - derivative instruments:	0.0	0.0
Liabilities - derivative instruments:	$ 0.0	$ 0.0